Investment Securities, Available-for-sale Securities, Amortized Cost and Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	$ 525,030	$ 407,717
Gross Unrealized Gains	35	3,895
Gross Unrealized Losses	43,552	3,899
Fair Value	481,513	407,713
U. S. Government Sponsored Enterprises [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	124,123	59,976
Gross Unrealized Gains	1	0
Gross Unrealized Losses	5,937	797
Fair Value	118,187	59,179
State and Political Subdivisions [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	34	41
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	34	41
Mortgage-Backed Securities and Collateralized Mortgage Obligations - Residential [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	291,431	269,907
Gross Unrealized Gains	34	3,367
Gross Unrealized Losses	31,149	2,476
Fair Value	260,316	270,798
Corporate Bonds [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	85,641	45,805
Gross Unrealized Gains	0	157
Gross Unrealized Losses	4,295	625
Fair Value	81,346	45,337
Small Business Administration - Guaranteed Participation Securities [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	23,115	31,303
Gross Unrealized Gains	0	371
Gross Unrealized Losses	2,138	0
Fair Value	20,977	31,674
Other [Member]
Amortized cost and fair value of the securities available for sale [Abstract]
Amortized Cost	686	685
Gross Unrealized Gains	0	0
Gross Unrealized Losses	33	1
Fair Value	$ 653	$ 684